Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Income Taxes [Line Items]
Increase (decrease) in goodwill to correct the purchase price allocation	$ (1,826,000)	$ (1,826,000)
Increase (decrease) in net non-current deferred income tax liability	(1,900,000)
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	1,700,000	1,700,000
Interest and penalties	200,000	200,000	100,000
Deferred tax assets valuation allowance	337,000	337,000	337,000
United States
Income Taxes [Line Items]
Non-capital loss carry forwards	46,600,000	46,600,000
Non-capital loss carry forwards, expiration date		Years 2016 through 2026
Canada
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 8,100,000	$ 8,100,000
Non-capital loss carry forwards, expiration date		Years 2018 through 2033